UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


            REPORT FOR THE CALENDAR QUARTER ENDED SEPTEMBER 30, 2002

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:


NAME:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509,  NEW YORK ,  NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
===================================================================

                The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
REPORTING MANAGER:

NAME:      JOSHUA H. LANDES
TITLE:     MEMBER, GENERAL PARTNER
PHONE:     (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/Joshua H. Landes
-----------------------
New York, New York
November 13, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:   101
                                          ---


Form 13F Information Table Value Total:   $ 143,448,000
                                          -------------

List of Other Included Managers:

                              No.  1:
                              ------
                                   Name:  Wynnefield Capital, Inc.
                                   Form  13F  File Number:  28 - 7006



                                  Page 2 of 7
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

                           FORM 13F INFORMATION TABLE
                            ------------------------

Name of Reporting Manager: WYNNEFIELD CAPITAL MANAGEMENT, LLC                                  (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:                     Column 2:    Column 3:      Column 4:                                 Column 5:

Name of Issuer                Title of     CUSIP Number   Fair Market Value    Shares or            SH/PRN       Put/Call
                              Class                       (in thousands)       Principal Amount


ADE Corp. Mass                COM          00089C107      439                  106,150              SH
Advanced Digital              COM          007525108      384                  80,000               SH
Information Corp.
Alliance Semiconductor Corp.  COM          01877H100      760                  200,100              SH
Amerco                        COM          023586100      467                  46,680               SH
Americas Car Mart Inc.        COM          03062T105      964                  80,100               SH
Ampal American Israel Corp.   CL A         032015109      663                  250,054              SH
Armor Holding, Inc.           COM          042260109      3,001                200,200              SH
ATP Oil & Gas Corp.           COM          00208J108      295                  70,000               SH
Avalon Holdings Corp.         CL A         05343P109      24                   11,700               SH
Avenue A Inc.                 COM          053566105      908                  364,500              SH
Bally Total Fitness Holding   COM          05873K108      525                  53,000               SH
Corp.
Barrett Business Services     COM          068463108      1,714                519,400              SH
Inc.
Blair Corp.                   COM          092828102      205                  10,000               SH
CCC Information Services      COM          12487Q109      922                  70,944               SH
Group


TOTAL                                                     $ 11,271             2,062,828
                                                          --------             ---------




Column 1:                     Column 6:        Column 7:          Column 8:

Name of Issuer                Investment       Other Managers     Voting Authority
                              discretion

                                                                  Sole        Shared       None

ADE Corp. Mass                SOLE             Filer + No. 1      SOLE
Advanced Digital              SOLE             Filer + No. 1      SOLE
Information Corp.
Alliance Semiconductor Corp.  SOLE             Filer + No. 1      SOLE
Amerco                        SOLE             Filer + No. 1      SOLE
Americas Car Mart Inc.        SOLE             Filer + No. 1      SOLE
Ampal American Israel Corp.   SOLE             Filer + No. 1      SOLE
Armor Holding, Inc.           SOLE             Filer + No. 1      SOLE
ATP Oil & Gas Corp.           SOLE             Filer + No. 1      SOLE
Avalon Holdings Corp.         SOLE             Filer + No. 1      SOLE
Avenue A Inc.                 SOLE             Filer + No. 1      SOLE
Bally Total Fitness Holding   SOLE             Filer + No. 1      SOLE
Corp.
Barrett Business Services     SOLE             Filer + No. 1      SOLE
Inc.
Blair Corp.                   SOLE             Filer + No.1       SOLE
CCC Information Services      SOLE             Filer + No. 1      SOLE
Group






Column 1:                    Column 2:       Column 3:      Column 4:                                Column 5:

Name of Issuer               Title of Class  CUSIP Number   Fair Market Value   Shares or            SH/PRN       Put/Call
                                                            (in thousands)      Principal Amount


CTB Intl. Corp.              COM             125960104      12,290              970,000              SH
Cagles Inc.                  CL A            127703166      700                 89,500               SH
Cal Maine Foods Inc.         COM             128030202      153                 41,700
Cherokee Inc. DEL            COM             16444H102      6,343               393,500              SH
Chronimed Inc.               COM             171164106      803                 172,600              SH
Clarus Corp.                 COM             182707109      194                 38,100               SH
Concorde Career Colleges     COM             20651H201      2,264               220,896              SH
Inc.
Corio Inc.                   COM             218875102      102                 161,500              SH
Danielson Holding Corp.      COM             236274106      512                 156,000              SH
Dwyer Group Inc.             COM             267455103      57                  15,000               SH
Eldertrust                   COM SH BEN INT  284560109      2,279               310,000              SH
Enesco Group Inc.            COM             292973104      1,542               220,000              SH
Envirogen Inc.               COM NEW         294040308      90                  179,000              SH
First Aviation Svcs Inc.     COM             31865W108      8,391               2,097,644            SH
First UN Real Estate         SH BEN INT      337400105      537                 242,000              SH
Equity and Management
Investments
Foster L B Co.               COM             350060109      1,502               365,500              SH
Frozen Food Express Inds     COM             359360104      1,088               546,980              SH
Inc.
GP Strategies Corp.          COM             36225V104      210                 50,000               SH
G-III Apparel Group Ltd.     COM             36237H101      1,850               318,432              SH
Gerber Scientific Inc.       COM             373730100      1,964               510,000              SH
Gold Fields Ltd. New         SPONSORED ADR   38059T106      1,638               128,000              SH


TOTAL                                                       $ 44,509            7,226,352
                                                            --------            ---------




Column 1:                   Column 6:        Column 7:          Column 8:

Name of Issuer              Investment       Other Managers     Voting Authority
                            discretion
                                                                Sole       Shared       None

CTB Intl. Corp.             SOLE             Filer + No. 1      SOLE
Cagles Inc.                 SOLE             Filer + No. 1      SOLE
Cal Maine Foods Inc.
Cherokee Inc. DEL           SOLE             Filer + No. 1      SOLE
Chronimed Inc.              SOLE             Filer + No. 1      SOLE
Clarus Corp.                SOLE             Filer + No. 1      SOLE
Concorde Career Colleges    SOLE             Filer + No. 1      SOLE
Inc.
Corio Inc.                  SOLE             Filer + No. 1      SOLE
Danielson Holding Corp.     SOLE             Filer + No. 1      SOLE
Dwyer Group Inc.            SOLE             Filer + No. 1      SOLE
Eldertrust                  SOLE             Filer + No. 1      SOLE
Enesco Group Inc.           SOLE             Filer + No. 1      SOLE
Envirogen Inc.              SOLE             Filer + No. 1      SOLE
First Aviation Svcs Inc.    SOLE             Filer + No. 1      SOLE
First UN Real Estate        SOLE             Filer +No. 1       SOLE
Equity and Management
Investments
Foster L B Co.              SOLE             Filer + No. 1      SOLE
Frozen Food Express Inds    SOLE             Filer + No. 1      SOLE
Inc.
GP Strategies Corp.         SOLE             Filer + No. 1      SOLE
G-III Apparel Group Ltd.    SOLE             Filer + No. 1      SOLE
Gerber Scientific Inc.      SOLE             Filer + No. 1      SOLE
Gold Fields Ltd. New        SOLE             Filer + No. 1      SOLE




Column 1:                     Column 2:    Column 3:      Column 4:                                 Column 5:

Name of Issuer                Title of     CUSIP Number   Fair Market Value    Shares or            SH/PRN       Put/Call
                              Class                       (in thousands)       Principal Amount

Greka Energy Corp.            COM          397637109      1,758                338,000              SH
Griffon Corp.                 COM          398433102      3,355                315,000              SH
ICO Holdings Inc.             COM          449293109      2,903                1,707,543            SH
Information Resources, Inc.   COM          456905108      1,712                475,500              SH
JNI Corp.                     COM          46622G105      117                  50,000               SH
Jarden Corp.                  COM          471109108      1,904                70,146               SH
Keynote Systems Inc.          COM          493308100      505                  78,200               SH
Kindred Healthcare, Inc.      COM          494580103      1,463                39,589               SH
LabOne, Inc.                  COM          50540L105      1,547                96,900               SH
Ladish Inc.                   COM          505754200      1,552                250,250              SH
Layne Christensen Co.         COM          521050104      5,701                775,600              SH
Lesco Inc.                    COM          526872106      1,025                100,000              SH
Liberty Media Corp.           COM SER A    530718105      862                  120,000              SH
Liquid Audio Inc.             COM          53631T102      101                  38,820               SH
Lubys Inc.                    COM          549282101      787                  160,000              SH
Mail-Well Inc.                COM          560321200      104                  100,000              SH
Marisa Christina Inc.         COM          570268102      64                   52,600               SH
Marten Transport Ltd.         COM          573075108      969                  51,400               SH
Middleby Corp.                COM          596278101      1,036                116,400              SH
Monro Muffler Brake Inc.      COM          610236101      4,766                275,500              SH
Nevada Gold & Casinos Inc.    COM          64126Q206      641                  81,100               SH
Niagara Corp.                 COM          653349100      838                  533,519              SH



TOTAL                                                     $ 33,710             5,826,067
                                                          --------             ---------



Column 1:                    Column 6:        Column 7:          Column 8:

Name of Issuer               Investment       Other managers     Voting Authority
                             discretion


Greka Energy Corp.           SOLE             Filer + No. 1      SOLE
Griffon Corp.                SOLE             Filer + No. 1      SOLE
ICO Holdings Inc.            SOLE             Filer + No. 1      SOLE
Information Resources, Inc.  SOLE             Filer + No. 1      SOLE
JNI Corp.                    SOLE             Filer + No. 1      SOLE
Jarden Corp.                 SOLE             Filer + No. 1      SOLE
Keynote Systems Inc.         SOLE             Filer + No. 1      SOLE
Kindred Healthcare, Inc.     SOLE             Filer + No. 1      SOLE
LabOne, Inc.                 SOLE             Filer + No. 1      SOLE
Ladish Inc.                  SOLE             Filer + No. 1      SOLE
Layne Christensen Co.        SOLE             Filer + No. 1      SOLE
Lesco Inc.                   SOLE             Filer + No. 1      SOLE
Liberty Media Corp.          SOLE             Filer + No. 1      SOLE
Liquid Audio Inc.            SOLE             Filer + No. 1      SOLE
Lubys Inc.                   SOLE             Filer + No. 1      SOLE
Mail-Well Inc.               SOLE             Filer + No. 1      SOLE
Marisa Christina Inc.        SOLE             Filer + No. 1      SOLE
Marten Transport Ltd.        SOLE             Filer + No. 1      SOLE
Middleby Corp.               SOLE             Filer + No. 1      SOLE
Monro Muffler Brake Inc.     SOLE             Filer + No. 1      SOLE
Nevada Gold & Casinos Inc.   SOLE             Filer + No. 1      SOLE
Niagara Corp.                SOLE             Filer + No. 1      SOLE



Column 1:                     Column 2:    Column 3:      Column 4:                                 Column 5:

Name of Issuer                Title of     CUSIP Number   Fair Market Value    Shares or            SH/PRN       Put/Call
                              Class                       (in thousands)       Principal Amount


Norfolk Southern Corp.        COM          655844108      240                  11,900               SH
Nuance Communications, Inc.   COM          669967101      1,003                590,000              SH
On Assignment Inc.            COM          682159108      82                   10,000               SH
OPTI Inc.                     COM          683960108      58                   50,000               SH
Opticare Health Systems Inc.  COM          68386P105      79                   343,005              SH
PC-Tel Inc.                   COM          69325Q105      2,189                420,100              SH
PHSB Financial Corp.          COM          69335T107      147                  10,000               SH
PSB Bancorp. Inc.             COM          693604100      68                   10,000               SH
Packaged Ice Inc.             COM          695148106      196                  200,000              SH
Perry Ellis International     COM          288853104      212                  20,000               SH
Inc.
Petroquest Energy Inc.        COM          716748108      52                   12,100               SH
Phoenix Gold International    COM          719068108      732                  415,950              SH
Inc.
Pinnacle Entertainment Inc.   COM          723456109      2,336                320,000              SH
Price Legacy Corp.            COM          74144P106      2,671                911,600              SH
Pricesmart Inc.               COM          741511109      6,931                347,400              SH
Prima Energy Corp             COM          741901201      800                  39,000               SH
Radvison Ltd.                 ORD          M81869105      51                   11,000               SH
Range Resources Corp.         COM          75281A109      2,340                500,000              SH
Resonate Inc.                 COM          76115Q104      580                  445,900              SH
Royal Olympic Cruise Lines    COM          V7780Z109      703                  370,000              SH
Inc.
SOS Staffing Services Inc.    COM          78462X104      342                  590,000              SH
Sapient Corp.                 COM          803062108      349                  339,200              SH
Scheid Vineyards Inc.         CL A         806403101      327                  113,000              SH
Sequa Corporation             CL A         817320104      2,694                51,700               SH
Sequa Corporation             CL B         817320203      420                  7,300                SH



TOTAL                                                     $ 25,602             6,139,155
                                                          --------             ---------



Column 1:                    Column 6:        Column 7:          Column 8:

Name of Issuer               Investment       Other Managers     Voting Authority
                             discretion
                                                                 Sole        Shared      None

Norfolk Southern Corp.       SOLE             Filer + No. 1      SOLE
Nuance Communications, Inc.  SOLE             Filer + No. 1      SOLE
On Assignment Inc.           SOLE             Filer + No. 1      SOLE
OPTI Inc.                    SOLE             Filer + No. 1      SOLE
Opticare Health Systems Inc. SOLE             Filer + No. 1      SOLE
PC-Tel Inc.                  SOLE             Filer + No. 1      SOLE
PHSB Financial Corp.         SOLE             Filer + No. 1      SOLE
PSB Bancorp. Inc.            SOLE             Filer + No. 1      SOLE
Packaged Ice Inc.            SOLE             Filer + No. 1      SOLE
Perry Ellis International    SOLE            Filer + No. 1       SOLE
Inc.
Petroquest Energy Inc.       SOLE             Filer + No. 1      SOLE
Phoenix Gold International   SOLE             Filer + No. 1      SOLE
Inc.
Pinnacle Entertainment Inc.  SOLE             Filer + No. 1      SOLE
Price Legacy Corp.           SOLE             Filer + No. 1      SOLE
Pricesmart Inc.              SOLE             Filer + No. 1      SOLE
Prima Energy Corp            SOLE             Filer + No. 1      SOLE
Radvison Ltd.                SOLE             Filer + No. 1      SOLE
Range Resources Corp.        SOLE             Filer + No. 1      SOLE
Resonate Inc.                SOLE             Filer + No. 1      SOLE
Royal Olympic Cruise Lines   SOLE             Filer + No. 1      SOLE
Inc.
SOS Staffing Services Inc.   SOLE             Filer + No. 1      SOLE
Sapient Corp.                SOLE             Filer + No. 1      SOLE
Scheid Vineyards Inc.        SOLE             Filer + No. 1      SOLE
Sequa Corporation            SOLE             Filer + No. 1      SOLE
Sequa Corporation            SOLE             Filer + No. 1      SOLE





Column 1:                    Column 2:       Column 3:       Column 4:                                Column 5:

Name of Issuer               Title of Class  CUSIP Number    Fair Market Value   Shares or            SH/PRN       Put/Call
                                                             (in thousands)      Principal Amount


Shop At Home Inc.            COM             825066301       1,265               550,000              SH
Smartforce PLC               SPONSORED ADR   83170A206       751                 227,500              SH
Stamps.com, Inc.             COM             852857101       888                 210,000              SH
Stride-Rite Corp.            COM             863310100       1,187               150,000              SH
Sylvan Inc.                  COM             871371100       12,314              1,068,886            SH
Tasty Baking Co.             COM             876553306       1,174               92,100               SH
Trintech Group PLC           SPONSORED ADR   896682700       151                 145,100              SH
Tyson Foods, Inc.            CL A            902494103       146                 12,568               SH
U.S. Home & Garden Inc.      COM             902939107       34                  121,000              SH
U.S. Liquids Inc.            COM             902974104       116                 159,400              SH
UnitedGlobalCom, Inc.        CL A            913247508       43                  26,998               SH
Valueclick Inc.              COM             92046N102       1,498               686,936              SH
Varsity Brands Inc.          COM             92227P108       949                 218,112              SH
Ventas Inc.                  COM             92276F100       2,374               177,850              SH
Vicinity Corp.               COM             925653107       1,016               466,000              SH
Westmoreland Coal Co.        PFD DP A CV1/4  960878304       2,980               90,300               SH
Wiser Oil Co.                COM             977284108       772                 245,000              SH
World Airways, Inc.          COM             98142H105       28                  40,000               SH
World Wrestling              CL A            98156Q108       670                 80,000               SH
Entertainment Inc.

TOTAL                                                        $ 28,356            4,767,750
                                                             --------            ---------

GRAND TOTAL                                                  $ 143,448           26,022,152
                                                             ---------           ----------




Column 1:                   Column 6:        Column 7:          Column 8:

Name of Issuer              Investment       Other Managers     Voting Authority
                            discretion
                                                                Sole       Shared       None

Shop At Home Inc.           SOLE             Filer + No. 1      SOLE
Smartforce PLC              SOLE             Filer + No. 1      SOLE
Stamps.com, Inc.            SOLE             Filer + No. 1      SOLE
Stride-Rite Corp.           SOLE             Filer + No. 1      SOLE
Sylvan Inc.                 SOLE             Filer + No. 1      SOLE
Tasty Baking Co.            SOLE             Filer + No. 1      SOLE
Trintech Group PLC          SOLE             Filer + No. 1      SOLE
Tyson Foods, Inc.           SOLE             Filer + No. 1      SOLE
U.S. Home & Garden Inc.     SOLE             Filer + No. 1      SOLE
U.S. Liquids Inc.           SOLE             Filer + No. 1      SOLE
UnitedGlobalCom, Inc.       SOLE             Filer + No. 1      SOLE
Valueclick Inc.             SOLE             Filer + No. 1      SOLE
Varsity Brands Inc.         SOLE             Filer +No. 1       SOLE
Ventas Inc.                 SOLE             Filer + No. 1      SOLE
Vicinity Corp.              SOLE             Filer + No. 1      SOLE
Westmoreland Coal Co.       SOLE             Filer + No. 1      SOLE
Wiser Oil Co.               SOLE             Filer + No. 1      SOLE
World Airways, Inc.         SOLE             Filer + No. 1      SOLE
World Wrestling             SOLE             Filer + No. 1      SOLE
Entertainment Inc.
